Construction in Progress (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Construction in Progress

	2021	2020
	Million	Million
As of January 1	71,651	67,978
Additions	178,748	176,422
Transferred to property, plant and equipment	(178,657)	(172,749)

As of December 31	71,742	71,651